Taxation (Income Tax Rate Reconciliation) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(10.00%)	(11.00%)	(12.00%)
Non-deductible expenses incurred	6.00%	4.00%	6.00%
Others	(1.00%)	(1.00%)	(2.00%)
Effective CIT rate	20.00%	17.00%	17.00%
Deferred tax assets:
Accrued liability for customer reward related programs	24,331,749	17,819,817
Loss carry forward	14,785,786	12,733,226
Accrued staff salary	13,043,243	16,884,937
Deferred tax liabilities	(390,000)	(390,000)
Others	2,797,209	2,821,430
Less: Allowance of deferred tax assets	(14,785,786)	(12,733,226)
Total deferred tax assets	39,782,201	37,136,184
Deferred tax liabilities, non-current:
Recognition of intangible assets	(48,308,692)	(45,382,710)
Net deferred tax liabilities	(8,526,491)	(8,246,526)